Events Subsequent to the Reporting Date (Details) - Events After Reporting Period [Member] - USD ($)		1 Months Ended
	Sep. 02, 2022	Nov. 30, 2022	Dec. 06, 2022	Nov. 24, 2022	Aug. 05, 2022
Events Subsequent to the Reporting Date (Details) [Line Items]
Shares issued (in Shares)	17,804,587		17,804,587		1,500,000
Shares value			$ 1,673,631		$ 100,000
Agreement description					Under the Agreement to acquire Vertica, a further payment of USD $250,000 is payable to the vendors on 12 months from the date of acquisition and a final payment of USD $250,000 is payable to the vendors on 24 months from the date of acquisition.
Ordinary shares percentage	100.00%
Percentage of issued capital		9.573%
Percentage of shareholders voted				100.00%
Net liability position		$ 741,061
Intangible assets		$ 2,414,692